Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Depreciation and amortization	294,000	305,000	1,154,000	1,254,000
Amortization of advances to registered representatives			621,000	621,000
Loss on disposition of unconsolidated joint venture			1,051,000
Amortization of note discount		99,000	247,000	395,000
Fair value of options		6,000	10,000	265,000
Provision bad debt		109,000	(201,000)	(14,000)
Net realized and unrealized (loss) gain on securities	(18,000)	23,000	23,000	(84,000)
Non-controlling interest	(3,000)	(12,000)	(14,000)	(41,000)
Increase in fair value of derivative liabilities				1,603,000
Receivables from broker-dealers, clearing organizations and others	1,060,000	303,000	(786,000)	1,420,000
Other receivables	(194,000)	82,000
Advances to registered representatives	(3,000)	44,000
Deposits with clearing organizations			50,000	2,000
Securities owned: marketable, at market value	61,000	(505,000)	(307,000)	310,000
Securities owned: non-marketable, at fair value	(426,000)	(16,000)	10,000	33,000
Other assets	(211,000)	26,000	(30,000)	45,000
Accounts payable, accrued expenses and other liabilities	(951,000)	28,000	773,000	(690,000)
Payable to broker dealers and clearing organizations	(85,000)	(16,000)
Securities sold, but not yet purchased, at market	2,000	2,000	(1,000)	(19,000)
Net cash used in operating activities	(455,000)	(448,000)	307,000	158,000
CASH FLOWS FROM INVESTING ACTIVITIES
Redemption of note receivable				500,000
Capital contribution to unconsolidated joint venture			(550,000)	(501,000)
Purchase of fixed assets	(35,000)	(77,000)	(221,000)	(480,000)
Net cash used in investing activities	(35,000)	(77,000)	(771,000)	(481,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal repayment of notes payable				(500,000)
Net proceeds from issuance of preferred stock				1,334,000
Proceeds from issuance of convertible notes payable			5,000,000
Principal repayment of convertible notes payable			(4,200,000)
Repayment of subordinated borrowings		(30,000)	(100,000)	(650,000)
Proceeds from issuance of subordinated borrowings			1,000,000
Net proceeds from issuance of common stock				1,585,000
Payment of financing costs				(169,000)
Capital contribution from non-controlling interest				31,000
Net cash used in provided by financing activities		(30,000)	1,700,000	1,631,000
NET INCREASE (DECREASE) IN CASH	(490,000)	(555,000)	1,236,000	1,308,000
Beginning of the fiscal year	7,934,000	6,698,000	6,698,000	5,390,000
End of the period	7,444,000	6,143,000	7,934,000	6,698,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	64,000	166,000	617,000	721,000
Income taxes
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Preferred stock dividends		83,000
Fair value of shares of common stock to satisfy liabilities			515,000
Conversion of Series A Preferred Stock to shares of common stock		715,000	83,000
Reclassification of liability contracts to equity				6,464,000
Embedded conversion features				530,000
Series A preferred stock dividends		83,000
Series A Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Preferred stock dividends			715,000
Series A preferred stock dividends			715,000
Advances to Registered Representatives [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Amortization of advances to registered representatives	$ 60,000	$ 83,000	$ 265,000	$ 392,000